Remuneration of the Company's key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration of the Company's key management personnel
Schedule of remuneration of company's key management personnel

	2022		2023		2024
	Management	Supervisory	Management	Supervisory	Management	Supervisory
Remuneration of key management	Board	Board	Board	Board	Board	Board
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Short-term benefits	3,067	669	3,757	674	3,039	633
Termination benefits	—	—	1,871	—	675	—
Share-based payments	6,689	478	4,300	652	2,347	552
Total	9,756	1,147	9,928	1,326	6,061	1,185